RELATED PARTY TRANSACTIONS (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)										9 Months Ended			12 Months Ended	21 Months Ended
	Sep. 30, 2023	Feb. 10, 2022	Feb. 09, 2022	Feb. 09, 2022	Jan. 19, 2022	Jan. 13, 2022	May 25, 2021	May 25, 2021	May 07, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Jun. 09, 2023	Jan. 10, 2023	Apr. 16, 2021
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, shares						101,000,000
Common Stock, shares issued	2,990,897									2,990,897		2,990,897	2,990,897	2,990,897
Common stock, shares outstanding	2,990,897									2,990,897		2,990,897	2,990,897	2,990,897
Sale of stock description						Each Unit consists of one share of common stock and one right to receive one-tenth (1/10) of one share of common stock upon the consummation of an initial business combination
Repayments for promissory note - related party											$ 133,357		$ 133,357
Working capital loan	$ 355,887									355,887
Extension Loan	$ 2,453,628									2,453,628					$ 150,000	$ 150,000
Service fees										90,000			110,000
Related Party [Member]
Related Party Transaction [Line Items]
Promissory note - related party												$ 133,357
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Sponsor fees										$ 10,000			$ 10,000
Operating expenses														$ 110,000
Insider Shares [Member]
Related Party Transaction [Line Items]
Common Stock, shares issued													2,539,767	2,539,767
Common stock, shares outstanding	2,539,767									2,539,767			2,539,767	2,539,767
Number of forfeiture shares outstanding													0
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, shares		159,069	159,069	159,069
Forfeited shares		335,233		335,233
Four Independent Directors [Member]
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, shares							2,795,000
Broad Capital LLC [Member]
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, shares							80,000		2,875,000
Aggregate purchase price, value									$ 25,000
Percentage of ordinary shares issued and outstanding									20.00%
Sale of stock description	The initial stockholders have agreed not to transfer, assign or sell any of the Common Stock (except to certain permitted transferees as disclosed herein) until, with respect to any of the Common Stock, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their Common Stock for cash, securities or other property							The initial stockholders have agreed not to transfer, assign or sell any of the Common Stock (except to certain permitted transferees as disclosed herein) until, with respect to any of the Common Stock, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their Common Stock for cash, securities or other property.
Debt aggregate principal amount																	$ 300,000
Promissory note - related party													$ 133,357	$ 133,357
Repayments for promissory note - related party					$ 133,357
Debt instrument converted amount										$ 1,500,000			$ 1,500,000
Debt instrument converted price per shares	$ 10.00									$ 10.00			$ 10.00	$ 10.00
Working capital loan													$ 0	$ 0
Broad Capital LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Promissory note - related party																	$ 133,357
Broad Capital LLC [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, shares						4,772